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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07404

Invesco California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014

Invesco California Value Municipal Income Trust

NYSE: VCV

2	Letters to Shareholders
3	Trust Performance
4	Dividend Reinvestment Plan
5	Schedule of Investments
15	Financial Statements
18	Notes to Financial Statements
23	Financial Highlights
24	Approval of Investment Advisory and Sub-Advisory Contracts
26	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco California Value Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/14 to 8/31/14

Trust at NAV	9.21%
Trust at Market Value	8.62
Barclays California Municipal Index▼ (Former Broad Market Index)*	4.72
S&P Municipal Bond Index▼ (Broad Market Index)*	4.21
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)*	5.58
Lipper Closed End California Municipal Debt Funds Index■ (Peer Group Index)*	8.31

Market Price Discount to NAV as of 8/31/14	-8.95

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*	During the reporting period, the Trust adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures. The S&P Municipal Bond Index now represents the Trust’s broad market benchmark instead of the Barclays California Municipal Index as the S&P Municipal Bond Index more closely reflects the performance of the broad US municipal bond market. The S&P Municipal Bond California 5+ Year Investment Grade Index and Lipper Closed End California Municipal Debt Funds Index are now the Trust’s style-specific and peer group benchmarks, respectively.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays California Municipal Index is an unmanaged index considered representative of California investment-grade municipal bonds.

    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond California 5+ Year Investment Grade Index is a subset of the broad S&P Municipal Bond Index. This index of market value-weighted investment-grade US municipal bonds seeks to measure the performance of California-issued US municipals whose maturities are greater than or equal to five years.

    The Lipper Closed End California Municipal Debt Funds Index is an unmanaged index considered representative of closed end California municipal debt funds tracked by Lipper. These funds invest primarily in municipal debt issues that are exempt from taxation in California (double tax-exempt) or a city in California (triple tax-exempt).

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

3                         Invesco California Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco California Value Municipal Income Trust

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.58%(a)
California–148.00%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/27	$1,000	$1,135,020
ABAG Finance Authority For Nonprofit Corps. (Sharp HealthCare); Series 2014 A, RB	5.00%	08/01/43	2,000	2,216,840
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,500	2,814,200
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(b)	5.00%	12/01/25	750	843,915
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.50%	01/01/30	1,670	1,790,657
Series 2010 A, RB	7.63%	01/01/40	750	798,382
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(c)	0.00%	08/01/35	1,120	455,190
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(c)	0.00%	08/01/36	1,805	698,192
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS–AGM)(b)(d)	5.00%	02/01/31	4,250	4,474,145
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(c)	0.00%	08/01/24	4,970	3,477,211
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	08/01/37	1,000	1,085,370
Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(b)	5.00%	09/15/32	2,500	2,748,550
Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB(d)(e)(f)	5.00%	04/01/17	6,000	6,706,020
Series 2009 F-1, Toll Bridge RB(d)(e)(f)	5.13%	04/01/19	4,500	5,351,715
Series 2009 F-1, Toll Bridge RB(d)	5.25%	04/01/26	4,315	5,089,111
Series 2009 F-1, Toll Bridge RB(d)	5.25%	04/01/29	4,795	5,581,476
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	3,500	4,027,905
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/26	1,245	888,395
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/28	3,000	1,915,110
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/31	2,010	1,097,118
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/32	430	224,869
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(b)	5.50%	08/01/20	1,510	1,516,689
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB(d)(g)	4.95%	12/01/37	9,000	9,222,210
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB	5.00%	12/01/29	2,000	2,290,880
Series 2012 AN, Water System RB	5.00%	12/01/32	1,600	1,859,712
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB	5.00%	05/01/22	2,000	2,299,020
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB(d)	5.00%	01/01/38	7,480	8,243,184
California (State of) Educational Facilities Authority (OTIS College of Art and Design-Goldsmith Campus); Series 1999 B, RB	5.25%	04/01/24	335	335,368
California (State of) Educational Facilities Authority (Pitzer College);
Series 2009, RB	5.38%	04/01/34	2,000	2,285,800
Series 2009, RB	6.00%	04/01/40	1,000	1,182,630
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(d)	5.25%	10/01/39	10,200	11,567,004
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	2,500	2,904,525
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2004 G, RB	5.25%	07/01/23	2,555	2,564,913
Series 2009 A, RB	6.00%	07/01/39	2,500	2,837,150
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	6,000	6,547,800
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(b)	5.25%	07/01/38	5,050	5,391,784
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	1,037,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB(d)	5.00%	08/15/51	$12,000	$13,201,680
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB(e)(f)	6.50%	10/01/18	3,000	3,699,420
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB(d)	5.00%	11/15/36	6,250	6,965,750
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/37	5,000	5,535,650
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	4,000	4,553,120
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/26	3,500	4,144,630
Series 2011 D, Ref. RB(d)	5.25%	08/15/31	10,000	11,454,600
California (State of) Housing Finance Agency; Series 1997 A, MFH RB (INS–NATL)(b)(g)	5.85%	08/01/17	1,985	1,991,273
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, Charter School RB	6.75%	08/01/33	1,555	1,741,149
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	500,955
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/49	3,000	3,251,610
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/19	1,215	1,320,608
Series 2007, COP	5.25%	02/01/37	6,500	6,792,565
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	3,850	4,134,284
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(h)	6.00%	07/01/28	1,000	1,045,460
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014-A, RB	5.25%	01/01/40	1,000	1,099,130
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/27	2,500	2,692,825
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/37	6,000	6,309,240
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	5,000	5,336,900
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB(g)	5.13%	11/01/23	2,000	2,097,640
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/38	5,450	6,082,963
California (State of) Public Works Board (Various Capital); Series 2012 G, Lease RB	5.00%	11/01/32	1,500	1,700,235
California (State of) Public Works Board (Various State Universities);
Series 2013 H, Lease RB	5.00%	09/01/33	8,345	9,390,545
Series 2013 H, Lease RB	5.00%	09/01/38	2,000	2,222,680
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/43	2,000	2,260,940
California (State of) School Finance Authority (KIPP LA);
Series 2014-A, RB	5.00%	07/01/34	600	625,566
Series 2014-A, RB	5.13%	07/01/44	750	775,463
California (State of) Statewide Communities Development Authority (Adventist Health System/West);
Series 2005 A, Health Facility RB	5.00%	03/01/19	1,825	1,868,198
Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	2,033,534
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/47	2,060	2,199,318
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	4,000	4,341,520
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	1,250	1,279,800
Series 2014 A, RB	6.38%	11/01/43	4,035	4,512,865
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation–Irvine, L.L.C.–University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	5.75%	05/15/32	2,500	2,704,425
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	4,325	4,761,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS–Cal Mortgage)(b)	6.25%	08/15/28	$2,750	$3,228,115
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB(h)	5.13%	04/01/37	1,500	1,527,375
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS–AGM)(b)	5.25%	10/01/43	1,500	1,654,350
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	3,000	3,204,750
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	5,000	5,495,900
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.75%	02/01/38	1,785	2,164,223
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	7.25%	11/15/41	2,000	2,319,160
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (INS–NATL)(b)	5.13%	07/01/24	1,950	2,214,985
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(d)	5.00%	12/01/41	10,090	11,034,929
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/31	1,425	1,632,124
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	2,500	3,068,750
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,367,902
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,750	3,345,980
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	2,215	2,638,574
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	3,000	3,587,460
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	4,340	4,995,774
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,955	6,890,114
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	3,050	3,466,874
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	3,500	3,902,535
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,210	2,587,490
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	4,000	4,443,160
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	5,000	6,011,000
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	11,080	12,536,023
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/39	3,000	3,283,320
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,063,660
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(e)(f)	5.00%	01/01/28	1,500	1,963,905
California State University;
Series 2005-A, Systemwide RB(e)(f)	5.00%	05/01/15	1,840	1,900,168
Series 2012-A, Systemwide RB(d)	5.00%	11/01/37	2,010	2,281,430
Series 2005-A, Systemwide RB (INS–AMBAC)(b)	5.00%	11/01/35	160	164,216
Series 2009 A, Systemwide RB	5.25%	11/01/38	5,000	5,737,000
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS–AMBAC)(b)	5.00%	06/01/36	1,000	1,059,470
Campbell Union High School District;
Series 2008, Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	08/01/35	1,090	1,204,875
Series 2008, Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	08/01/38	1,620	1,790,732
Capistrano Unified School District (Community Facilities District); Series 2005, Ref. Special Tax RB (INS–NATL)(b)	5.00%	09/01/29	1,000	1,032,570
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS–AMBAC)(b)	5.00%	11/01/33	1,250	1,377,237
Chula Vista (City of) (San Diego Gas); Series 1996 A, IDR	5.30%	07/01/21	2,000	2,048,120
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(c)	0.00%	08/01/29	625	347,631
Colton (City of) Redevelopment Agency (Mount Vernon Corridor); Series 1999, Tax Allocation RB	6.30%	09/01/36	2,000	2,001,120
Compton (City of); Series 2009, Water RB	6.00%	08/01/39	1,750	1,818,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/27	$1,000	$1,131,370
Series 2013, Ref. Special Tax RB	5.00%	09/01/29	1,720	1,925,574
Series 2013, Ref. Special Tax RB	5.00%	09/01/32	1,000	1,098,390
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS–AMBAC)(b)	5.00%	11/01/25	2,000	2,013,420
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	1,920	1,957,574
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	08/01/37	2,045	2,237,332
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/39	4,420	1,445,605
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/48	2,860	534,277
East Bay Municipal Utility District;
Series 2005, Sub. Water System RB(e)(f)	5.00%	06/01/15	2,330	2,415,954
Series 2005, Sub. Water System RB (INS–NATL)(b)	5.00%	06/01/35	875	900,191
Series 2010 A, Ref. Sub. Water System RB(d)	5.00%	06/01/36	2,745	3,152,413
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS–NATL)(b)	5.00%	07/01/32	1,000	1,062,190
Eden (Township of) Healthcare District;
Series 2010, COP	6.00%	06/01/30	1,500	1,618,365
Series 2010, COP	6.13%	06/01/34	500	540,230
El Cerrito (City of) Redevelopment Agency; Series 1998 B, Ref. Tax Allocation RB (INS–NATL)(b)(g)	5.25%	07/01/15	215	221,719
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/31	2,735	1,331,343
Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/33	615	268,411
Emeryville (City of) Public Financing Authority (Alameda County); Series 2014-A, Tax Allocation Ref. RB (INS–AGM)(b)	5.00%	09/01/26	2,570	3,062,438
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS–NATL)(b)	5.00%	09/01/33	4,580	4,600,839
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(b)	5.00%	09/01/28	3,000	3,106,200
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. Special Tax RB	5.00%	09/01/34	1,000	1,082,360
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds(d)	5.00%	08/01/40	13,500	15,117,840
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB(c)(e)	0.00%	01/01/27	2,950	2,144,827
Subseries 2014 B-1, Ref. Toll Road RB(f)	5.00%	01/15/18	3,000	3,292,590
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/08; Cost $1,463,364)(h)	6.00%	10/01/27	1,680	1,680,554
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(c)(e)	0.00%	08/01/29	85	55,640
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(c)	0.00%	08/01/29	665	369,880
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–FGIC)(b)	5.00%	06/01/35	965	990,814
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,655	4,261,932
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	5,890	4,866,318
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,000	3,371,580
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(c)	0.00%	08/01/24	3,000	2,243,880
Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	1,017,400
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,540,470
Irvine (City of) (Reassessment District No. 12-1);
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/24	1,145	1,317,609
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/25	500	568,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/25	$355	$397,770
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/26	400	445,460
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/27	325	358,241
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/28	350	383,359
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/29	705	768,824
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ;
Series 2014, Special Tax RB	5.00%	09/01/44	1,055	1,143,103
Series 2014, Special Tax RB	5.00%	09/01/49	1,055	1,137,680
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS–NATL)(b)	5.00%	06/01/31	3,110	3,178,731
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS–AGC)(b)	5.00%	05/01/28	1,015	1,142,169
La Quinta (City of) Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/27	1,000	1,131,370
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/28	4,000	4,504,480
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas);
Series 2009, Tax Allocation RB(e)(f)	6.88%	08/01/19	575	734,402
Series 2009, Tax Allocation RB	6.88%	08/01/39	425	495,491
Lathrop (City of) (Mossdale Village Assessment District No. 03-1); Series 2005, Special Assessment Improvement RB	5.00%	09/02/25	1,000	1,005,160
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/25	2,000	2,158,720
Long Beach (City of);
Series 2005 A, Ref. Harbor RB (INS–NATL)(b)(g)	5.00%	05/15/24	2,750	2,840,860
Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,722,320
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds(d)	5.00%	08/01/31	11,625	13,426,178
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS–AMBAC)(b)	6.00%	11/01/19	3,000	3,014,700
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista–Phase 1);
Series 2014, Special Tax Ref. RB	5.00%	09/01/30	1,000	1,148,920
Series 2014, Special Tax Ref. RB	5.00%	09/01/29	1,000	1,152,610
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square–Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS–AMBAC)(b)(g)	4.75%	12/01/26	2,215	2,267,075
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.13%	05/15/33	1,230	1,367,588
Series 2010 A, Sr. RB(d)	5.00%	05/15/35	6,000	6,802,020
Series 2010 D, Sr. RB(d)	5.25%	05/15/33	10,000	11,499,500
Los Angeles (City of) Department of Water & Power;
Series 2009 A, Water System RB	5.38%	07/01/38	2,000	2,288,540
Series 2011 A, Power System RB(d)	5.00%	07/01/22	9,200	11,135,864
Series 2011 A, Water System RB	5.25%	07/01/39	2,000	2,253,620
Series 2012 A, Water System RB(d)	5.00%	07/01/43	5,250	5,902,313
Series 2013 B, Waterworks RB	5.00%	07/01/27	3,000	3,623,130
Subseries 2006 A-1, Water System RB (INS–AMBAC)(b)	5.00%	07/01/36	1,000	1,071,740
Subseries 2007 A-1, Power System RB (INS–AMBAC)(b)	5.00%	07/01/39	1,500	1,648,005
Subseries 2008 A-1, Power System RB(d)	5.25%	07/01/38	8,200	9,251,240
Los Angeles (City of); Series 2012 B, Ref. Sub. Wastewater System RB(d)	5.00%	06/01/32	10,000	11,527,500
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS–AMBAC)(b)	5.00%	07/01/35	2,450	2,529,870
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(d)	5.00%	08/01/33	8,000	9,013,520
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS–AMBAC)(b)(c)	0.00%	08/01/26	1,200	731,376
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/34	2,000	2,267,980
Los Angeles Unified School District (Election of 2004);
Series 2005 E, Unlimited Tax GO Bonds(e)(f)	5.00%	07/01/15	620	645,389
Series 2006 F, Unlimited Tax GO Bonds(e)(f)	5.00%	07/01/16	2,000	2,173,220
Series 2009 I, Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	01/01/34	5,950	6,767,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	$1,500	$1,909,260
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/44	4,495	5,060,156
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(c)	0.00%	08/01/34	850	341,836
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS–NATL)(b)	5.00%	09/01/22	5,000	5,018,350
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS–AMBAC)(b)	5.00%	11/01/23	5,000	5,090,600
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS–AGC)(b)	5.25%	08/01/34	1,000	1,087,190
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(c)	0.00%	08/01/31	2,000	984,100
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(b)(c)	0.00%	08/01/29	1,250	672,263
Morongo Band of Mission Indians (The) (Enterprise Casino);
Series 2008 B, RB(h)	5.50%	03/01/18	1,180	1,254,611
Series 2008 B, RB(h)	6.50%	03/01/28	2,175	2,368,640
Murrieta (City of) Public Financing Authority;
Series 2012, Ref. Special Tax RB	5.00%	09/01/25	975	1,080,280
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,000	1,097,470
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	09/01/31	6,670	3,219,209
National City (City of) Community Development Commission (National City Redevelopment);
Series 2004 A, Tax Allocation RB (INS–AMBAC)(b)	5.50%	08/01/32	1,730	1,733,062
Series 2011, Tax Allocation RB	7.00%	08/01/32	750	946,140
Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/22	1,695	1,695,136
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/32	1,700	1,925,080
Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/29	6,000	3,376,560
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/28	670	397,250
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(g)	5.00%	05/01/28	3,000	3,380,970
Orange (County of) Community Facilities District (No. 2004-1 Ladera Ranch);
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/33	1,000	1,116,560
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/34	1,000	1,112,590
Orange (County of) Sanitation District; Series 2007 B, COP (INS–AGM)(b)	5.00%	02/01/31	1,000	1,085,370
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/31	1,000	1,134,980
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS–NATL)(b)	5.00%	06/01/29	1,000	1,004,860
Oxnard Union High School District; Series 2001 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	6.20%	08/01/30	1,000	1,089,170
Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(g)	5.45%	07/01/20	250	253,228
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(g)	5.55%	07/01/28	425	426,309
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(g)	6.00%	07/01/18	205	210,102
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(g)	6.40%	07/01/23	250	256,208
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(g)	6.50%	07/01/27	445	455,889
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	3,000	3,241,500
Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB	6.63%	09/01/38	1,925	1,994,069
Perris (City of) Public Financing Authority;
Series 2002 A, Tax Allocation RB (INS–NATL)(b)	5.00%	10/01/31	1,000	1,003,640
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	4,353,741
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS–NATL)(b)	5.50%	05/01/19	1,000	1,096,170
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(c)	0.00%	07/01/49	8,440	1,500,970
Poway (City of) Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation RB (INS–NATL)(b)	5.25%	06/15/23	7,390	7,418,673
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,425	1,507,108
Series 2012, Ref. Special Tax RB	5.00%	09/01/37	1,500	1,568,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Redding (City of); Series 2008 A, Electric System Revenue COP (INS–AGM)(b)	5.00%	06/01/27	$725	$813,965
Redlands (City of) Redevelopment Agency; Series 1998 A, Ref. Tax Allocation RB (INS–NATL)(b)	4.75%	08/01/21	3,400	3,404,420
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,822,350
Series 2009 O, General RB(d)	5.25%	05/15/39	7,500	8,612,625
Series 2009 O, General RB	5.25%	05/15/39	1,500	1,722,525
Series 2009 Q, General RB(d)(i)	5.00%	05/15/34	9,080	9,990,815
Series 2013 AI, General RB(d)	5.00%	05/15/38	6,000	6,832,260
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,388,920
Riverside (City of);
Series 2008 B, Water RB (INS–AGM)(b)	5.00%	10/01/33	1,000	1,092,870
Series 2008 D, Electric RB (INS–AGM)(b)	5.00%	10/01/28	2,085	2,370,895
Riverside (County of) Transportation Commission;
Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	2,000	2,270,240
Series 2013 A, Limited Sales Tax RB	5.25%	06/01/24	4,000	5,006,440
Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(b)(d)	5.00%	08/01/32	5,000	5,506,400
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB (INS–AMBAC)(b)	5.00%	09/01/36	2,000	2,057,020
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(c)	0.00%	06/01/20	1,650	1,408,308
Sacramento (City of) Financing Authority (Solid Waste & Redevelopment); Series 1999, Capital Improvement RB (INS–AMBAC)(b)	5.75%	12/01/22	180	180,254
Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS–AGM)(b)(d)	5.00%	08/15/24	4,960	5,684,954
Series 2008 U, Electric RB (INS–AGM)(b)	5.00%	08/15/24	1,000	1,146,160
Series 2008 U, Electric RB (INS–AGM)(b)(d)	5.00%	08/15/26	10,000	11,403,300
Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,850	3,314,236
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,784,145
Series 2014-A, Ref. RB	5.00%	12/01/35	1,405	1,636,544
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS–AGM)(b)	5.00%	07/01/32	1,000	1,108,360
Series 2010, Sr. Airport System RB	5.00%	07/01/40	5,000	5,558,100
San Bernardino Community College District (Election of 2002); Series 2006 C, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	08/01/31	2,225	2,376,011
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/37	3,000	3,260,130
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Water RB	5.38%	08/01/34	5,000	5,821,700
Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	5,000	5,778,500
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/25	2,500	2,506,125
San Diego (County of) Regional Airport Authority;
Series 2010 A, Sub. RB	5.00%	07/01/34	4,880	5,429,683
Series 2010 A, Sub. RB	5.00%	07/01/40	2,500	2,770,675
San Diego (County of) Regional Transportation Commission; Series 2014-A, Sales & Use Tax RB	5.00%	04/01/48	7,020	8,078,054
San Diego (County of) Water Authority; Series 2008 A, COP (INS–AGM)(b)	5.00%	05/01/28	2,080	2,347,779
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(d)	5.25%	08/01/33	5,000	5,797,500
San Dimas (City of) Redevelopment Agency (Creative Growth); Series 1998 A, Tax Allocation RB (INS–AGM)(b)	5.00%	09/01/16	235	235,945
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	4,000	4,302,880
Series 2011 C, Ref. Second Series RB(g)	5.00%	05/01/23	3,000	3,487,950
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/25	5,000	5,755,450
Series 2011 G, Second Series RB	5.25%	05/01/28	3,000	3,441,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS–AGM)(b)(g)	6.13%	01/01/27	$1,660	$1,667,503
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(d)	5.00%	11/01/36	6,300	7,231,329
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, Tax Allocation RB	6.50%	08/01/27	400	486,432
Series 2011 C, Tax Allocation RB	6.75%	08/01/33	500	609,590
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, Tax Allocation RB	5.00%	08/01/26	220	252,712
Series 2014 A, Tax Allocation RB	5.00%	08/01/28	370	420,664
Series 2014 A, Tax Allocation RB	5.00%	08/01/29	450	508,374
Series 2014 A, Tax Allocation RB	5.00%	08/01/32	785	874,953
Series 2014 A, Tax Allocation RB	5.00%	08/01/33	375	416,978
Series 2014 A, Tax Allocation RB	5.00%	08/01/43	1,000	1,098,830
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	1,635	1,783,082
San Francisco (City of) Bay Area Rapid Transit District (Election of 2004); Series 2013 C, Unlimited Tax GO Bonds(d)	5.00%	08/01/37	5,000	5,818,000
San Francisco (City of) Bay Area Rapid Transit District;
Series 2010, Ref. RB	5.00%	07/01/28	1,000	1,160,100
Series 2012 A, RB	5.00%	07/01/36	9,000	10,231,830
San Francisco (City of) Utilities Commission; Series 2012, Water RB	5.00%	11/01/36	5,000	5,671,450
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/39	5,000	5,599,150
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	09/01/32	1,000	484,950
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(b)	5.00%	08/01/30	2,500	2,761,850
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014-A, Tax Allocation Ref. RB (INS–AGM)(b)	5.00%	06/15/31	1,460	1,657,699
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.60%	08/01/23	2,000	2,297,940
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS–AGM)(b)(c)	0.00%	04/01/36	1,000	378,600
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(d)	5.25%	05/15/36	10,000	11,136,500
Santa Clara Valley Transportation Authority (2000-Measure A); Series 2007 A, Ref. Sales Tax RB (INS–AMBAC)(b)	5.00%	04/01/32	1,680	1,832,443
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/36	2,000	2,199,800
Series 2013, Special Tax RB	5.63%	09/01/43	3,000	3,268,500
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,689,810
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	2,000	2,073,960
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/28	1,520	891,419
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/29	5,000	2,781,050
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/30	1,210	624,263
South Orange (County of) Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/28	750	843,405
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/29	900	1,007,289
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/30	1,000	1,113,910
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/32	1,680	1,852,603
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/33	1,000	1,098,190
South Orange (County of) Public Financing Authority; Series 1999, Special Assessment RB (INS–AGM)(b)	5.80%	09/02/18	3,305	3,397,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1);
Series 2004 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/29	$1,640	$1,642,329
Series 2005 A, Ref. RB (INS–AMBAC)(b)	5.00%	10/01/28	2,250	2,270,430
Southern California Metropolitan Water District; Series 2009 B, Ref. RB(d)	5.00%	07/01/27	7,825	9,093,902
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(d)	5.25%	07/01/31	2,850	3,320,165
Series 2011-1, RB(d)	5.25%	07/01/29	2,850	3,362,943
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements-East); Series 2012 B, Special Tax RB	5.25%	09/01/42	1,500	1,599,885
Turlock (City of) (Emanuel Medical Center, Inc.);
Series 2007 A, Health Facility Revenue COP(e)(f)	5.13%	10/15/17	1,000	1,140,620
Series 2007 B, Health Facility Revenue COP(e)(f)	5.13%	10/15/17	1,000	1,140,620
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	3,500	3,881,360
Twin Rivers Unified School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	08/01/23	1,000	1,142,110
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,392,490
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(b)(d)	5.00%	08/01/28	2,185	2,413,573
West Basin Municipal Water District; Series 2008 B, Ref. COP (INS–AGC)(b)	5.00%	08/01/27	1,640	1,877,800
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(c)	0.00%	08/01/25	5,000	3,426,200
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/32	9,370	4,176,303
Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/22	2,655	2,155,913
Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(b)(d)	5.00%	08/01/32	16,000	17,975,040
Yucaipa Valley Water District; Series 2004 A, COP (INS–NATL)(b)	5.25%	09/01/24	1,000	1,003,880
				965,340,132

Guam–3.34%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	3,150	3,430,444
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	595	658,040
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(g)	6.38%	10/01/43	3,000	3,377,520
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/26	2,500	2,870,225
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/27	1,500	1,711,695
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/30	4,000	4,510,960
Guam (Territory of) Waterworks Authority; Series 2014-A, Water & Wastewater System Ref. RB	5.00%	07/01/35	1,800	1,951,992
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	3,000	3,255,150
				21,766,026

Puerto Rico–1.74%
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB(e)(f)	5.45%	07/01/17	2,200	2,488,882
Puerto Rico Sales Tax Financing Corp.;
Series 2011 C, RB	5.00%	08/01/40	3,930	3,268,227
Series 2011 C, RB	5.25%	08/01/40	6,555	5,601,706
				11,358,815

Virgin Islands–1.50%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note-Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,965	3,397,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	$1,000	$1,104,490
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	3,000	3,285,210
Series 2012 A, RB(h)	4.00%	10/01/22	1,935	2,009,652
				9,797,183
TOTAL INVESTMENTS(j)–154.58% (Cost $920,036,065)				1,008,262,156
FLOATING RATE NOTE OBLIGATIONS–(26.84)%
Notes with interest and fee rates ranging from 0.57% to 0.83% at 08/31/14 and contractual maturities of collateral ranging from 07/01/22 to 08/15/51 (See Note 1J)(k)				(175,055,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(28.86)%				(188,224,361)
OTHER ASSETS LESS LIABILITIES–1.12%				7,272,498
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$652,255,293

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
INS	– Insurer
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bonds issued at a discount.
(d)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security subject to the alternative minimum tax.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $18,888,357, which represented 2.90% of the Trust’s Net Assets.
(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.3%
National Public Finance Guarantee Corp.	5.2

(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Trust’s investments with a value of $312,180,948 are held by Dealer Trusts and serve as collateral for the $175,055,000 in floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31,2014

Revenue Bonds	77.0%
General Obligation Bonds	19.8
Pre-Refunded Bonds	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco California Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $920,036,065)	$1,008,262,156
Receivable for:
Investments sold	8,245,000
Interest	11,300,968
Fund expenses absorbed	16,387
Investment for trustee deferred compensation and retirement plans	37,631
Deferred offering costs	55,178
Total assets	1,027,917,320

Liabilities:
Floating rate note obligations	175,055,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 1,883 shares issued with liquidation preference of $100,000 per share)	188,224,361
Payable for:
Dividends	79,412
Investments purchased	7,972,825
Amount due custodian	3,936,111
Accrued fees to affiliates	359
Accrued interest expenses	176,228
Accrued trustees’ and officers’ fees and benefits	8,283
Accrued other operating expenses	55,746
Trustee deferred compensation and retirement plans	153,702
Total liabilities	375,662,027
Net assets applicable to common shares	$652,255,293

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$657,784,338
Undistributed net investment income	2,360,402
Undistributed net realized gain (loss)	(96,115,538)
Net unrealized appreciation	88,226,091
$652,255,293

Shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,856,921
Net asset value per common share	$13.63
Market value per common share	$12.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco California Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$22,457,555

Expenses:
Advisory fees	2,766,300
Administrative services fees	75,906
Custodian fees	9,223
Interest, facilities and maintenance fees	1,654,809
Transfer agent fees	28,499
Trustees’ and officers’ fees and benefits	35,130
Other	247,759
Total expenses	4,817,626
Less: Fees waived	(1,440,298)
Net expenses	3,377,328
Net investment income	19,080,227

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(999,415)
Change in net unrealized appreciation of investment securities	36,753,953
Net realized and unrealized gain	35,754,538
Net increase in net assets resulting from operations applicable to common shares	$54,834,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco California Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$19,080,227	$38,197,986
Net realized gain (loss)	(999,415)	(5,954,115)
Change in net unrealized appreciation (depreciation)	36,753,953	(40,365,990)
Net increase (decrease) in net assets resulting from operations applicable to common shares	54,834,765	(8,122,119)
Distributions to shareholders from net investment income	(18,951,341)	(37,902,723)
Net increase (decrease) in net assets applicable to common shares	35,883,424	(46,024,842)

Net assets applicable to common shares:
Beginning of period	616,371,869	662,396,711
End of period (includes undistributed net investment income of $2,360,402 and $2,231,516, respectively)	$652,255,293	$616,371,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco California Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2014

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$54,834,765

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(53,250,472)
Proceeds from sales of short-term investments, net	5,000,000
Proceeds from sales of investments	47,262,291
Amortization of premium and deferred offering costs	1,531,159
Accretion of discount	(1,176,053)
Increase in receivables and other assets	(156,848)
Decrease in accrued expenses and other payables	(16,219)
Net realized loss from investment securities	999,415
Net change in unrealized appreciation on investment securities	(36,753,953)
Net cash provided by operating activities	18,274,085

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(18,871,929)
Increase in payable for amount due custodian	1,877,844
Net payments for floating rate note obligations	(1,280,000)
Net cash provided by (used in) financing activities	(18,274,085)
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,576,421

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in California municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

18                         Invesco California Value Municipal Income Trust

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

19                         Invesco California Value Municipal Income Trust

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser had contractually agreed, through August 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.52%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. The Adviser has agreed to continue to limit the Trust’s expenses as described above. This agreement may be discontinued at any time without notice to shareholders. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the date the expense limit discontinued.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $1,440,298.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2014, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

20                         Invesco California Value Municipal Income Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Effective August 29, 2014, Trustees will have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” will include amounts accrued by the Trust to fund such deferred compensation amounts.

During the six months ended August 31, 2014, the Trust paid legal fees of $3,637 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP. Effective August 29, 2014, Skadden, Arps, Slate, Meagher & Flom LLP is no longer counsel to the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $177,800,000 and 0.61%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2014 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$3,180,940	$—	$3,180,940
February 29, 2016	28,598,088	—	28,598,088
February 28, 2017	33,297,240	—	33,297,240
February 28, 2018	6,860,536	—	6,860,536
February 28, 2019	3,798,339	—	3,798,339
Not subject to expiration	4,049,526	10,780,646	14,830,172
	$79,784,669	$10,780,646	$90,565,315

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

21                         Invesco California Value Municipal Income Trust

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2014 was $51,471,033 and $54,932,209, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$85,534,832
Aggregate unrealized (depreciation) of investment securities	(12,355)
Net unrealized appreciation of investment securities	$85,522,477

Cost of investments for tax purposes is $922,739,679.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2014	February 28, 2014
Beginning shares	47,856,921	47,856,921
Shares issued through dividend reinvestment	—	—
Ending shares	47,856,921	47,856,921

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 15, 2012, the Trust issued 1,160 Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 15, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 723 Series 2015/6-VCV VMTP Shares in connection with the reorganization of Invesco California Municipal Income Trust and Invesco California Quality Municipal Securities into the Trust, with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.00% to 4.05% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2014 were $188,300,000 and 1.11%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2014:

Declaration Date	Amount per Share	Record Date	Payable Date
September 2, 2014	$0.066	September 15, 2014	September 30, 2014
October 1, 2014	$0.066	October 16, 2014	October 31, 2014

22                         Invesco California Value Municipal Income Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2014		Years ended February 28,		Year ended February 29, 2012		Four months ended February 28, 2011		Years ended October 31,
			2014	2013					2010		2009
Net asset value per common share, beginning of period	$12.88		$13.84	$13.23	$10.96		$12.72		$11.78		$10.11
Net investment income(a)	0.40		0.80	0.80	0.91		0.32		0.98		1.04
Net gains (losses) on securities (both realized and unrealized)	0.75		(0.97)	0.67	2.28		(1.77)		0.89		1.58
Dividends paid to preferred shareholders from net investment income	N/A		N/A	(0.00)	(0.01)		(0.01)		(0.02)		(0.06)
Total from investment operations	1.15		(0.17)	1.47	3.18		(1.46)		1.85		2.56
Less: Dividends paid to common shareholders from net investment income	(0.40)		(0.79)	(0.86)	(0.91)		(0.30)		(0.91)		(0.89)
Net asset value per common share, end of period	$13.63		$12.88	$13.84	$13.23		$10.96		$12.72		$11.78
Market value per common share, end of period	$12.41		$11.80	$13.88	$14.01		$11.21		$13.02		$12.02
Total return at net asset value(b)	9.29%		(0.42)%	11.43%	30.26%		(11.47)%		16.33%
Total return at market value(c)	8.62%		(9.04)%	5.53%	34.87%		(11.54)%		16.70%		26.67%
Net assets applicable to common shares, end of period (000’s omitted)	$652,255		$616,372	$662,397	$293,012		$242,336		$280,950		$259,740
Portfolio turnover rate(d)	5%		18%	9%	20%		4%		12%		30%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.06	%(e)	1.07%	1.32%	1.35	%(f)	1.40	%(f)(g)(h)	1.36	%(f)	1.53	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(i)	0.54	%(e)	0.53%	0.70%	1.05	%(f)	1.05	%(f)(g)(h)	1.12	%(f)	1.19	%(f)
Without fee waivers and/or expense reimbursements	1.51	%(e)	1.55%	1.65%	1.41	%(f)	1.43	%(f)(g)(h)	1.46	%(f)	1.72	%(f)
Ratio of net investment income before preferred share dividends	5.98	%(e)	6.31%	5.88%	7.60%		8.66	%(g)(h)	8.03%		9.97%
Preferred share dividends	N/A		N/A	0.02%	0.12%		0.22	%(h)
Ratio of net investment income after preferred share dividends	5.98	%(e)	6.31%	5.86%	7.48%		8.44	%(g)(h)	7.83%		9.37%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(j)	$188,300		$188,300	$188,300	$116,000		$130,000		$130,000		$140,000
Asset coverage per preferred share(j)(k)	$446,351		$427,264	$451,646	$88,149		$71,603		$79,032		$71,385
Liquidating preference per preferred share(j)	$100,000		$100,000	$100,000	$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased and sold of $366,840,986 and $13,626,947, respectively, in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco California Municipal Income Trust, Invesco California Municipal Securities and Invesco California Quality Municipal Securities (the “Target Trusts”) into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $632,932.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Ratio includes an adjustment for a change in accounting estimate for professional fees during the period. Ratios excluding this adjustment would have been higher by 0.05%.
(h)	Annualized.
(i)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(k)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

23                         Invesco California Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco California Value Municipal Income Test (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and, during meetings held on March 5-6, 2014 and May 5-6, 2014, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 6, 2014, all Trustees present and voting, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 6, 2014, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between

Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one, two and three year periods, the first quintile for the five year period, and the fifth quintile for the ten year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the one, two three and five year periods and below the performance of the applicable Lipper index for the ten year period. The Board also considered the additional resources that Invesco Advisers has devoted to further develop its fixed income platform. In light of these considerations, the Board

24                         Invesco California Value Municipal Income Trust

concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund through at least August 31, 2014 to the extent necessary to limit the Fund’s total annual operating expenses to a specified percentage of average net assets applicable to common shares of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on August 31, 2014, would have on the Fund’s total estimated expenses.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

25                         Invesco California Value Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on August 29, 2014. The Meeting was held for the following purposes:

(1)	Elect four Class I Trustees, three by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares, voting separately, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2016 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	Albert R. Dowden	41,760,695	1,182,289	1,066,869
	Dr. Prema Mathai-Davis	41,736,645	1,192,395	1,080,813
	Raymond Stickel, Jr.	41,790,272	1,139,544	1,080,037
	Hugo F. Sonnenschein(P)	1,883	0	0

(2)	Elect five Class II Trustees, four by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares, voting separately, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2017 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(2)	David C. Arch	41,873,743	1,066,490	1,069,620
	Dr. Larry Soll	41,706,151	1,186,991	1,116,711
	Philip A. Taylor	41,779,577	1,112,333	1,117,943
	Suzanne H. Woolsey	41,825,915	1,123,982	1,059,956
	Frank S. Bayley(P)	1,883	0	0

(3)	Elect five Class III Trustees by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2015 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(3)	James T. Bunch	41,723,447	1,187,956	1,098,450
	Bruce L. Crockett	41,764,720	1,137,818	1,107,315
	Rodney F. Dammeyer	41,837,244	1,139,255	1,033,354
	Jack M. Fields	41,750,532	1,156,955	1,102,366
	Martin L. Flanagan	41,787,255	1,101,168	1,121,430

(P)	Election of Trustee by preferred shareholders only.

26                         Invesco California Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-07404	VK-CE-CAVMI-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.